Document and Entity Information	May 21, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 21, 2026
Entity Registrant Name	WINGSTOP INC.
Entity Central Index Key	0001636222
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37425
Entity Tax Identification Number	47-3494862
Entity Address, Address Line One	2801 N Central Expressway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Current Fiscal Year End Date	--12-26
Entity Address, Postal Zip Code	75204
City Area Code	972
Local Phone Number	686-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WING
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line Two	Suite 1600